Condensed financial information of Deswell Industries, Inc. (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	$ 32,030	$ 33,073	$ 35,635	$ 35,120
Prepaid expenses and other current assets	1,152	2,164
Total current assets	69,287	75,203
Property, plant and equipment-net	42,694	46,177
Total assets	112,565	121,959	127,159
Current liabilities:
Accrued expenses	637	681
Other liabilities	599	619
Dividend payable		324
Total current liabilities	10,989	14,270
Total shareholders' equity	101,576	107,689	111,287	121,015
Total liabilities and shareholders' equity	112,565	121,959
Parent Company [Member]
Current assets:
Cash and cash equivalents	393	452	324	664
Prepaid expenses and other current assets	81	28
Amounts due from subsidiaries	47,122	53,878
Total current assets	47,596	54,358
Investments in subsidiaries	54,603	53,491
Property, plant and equipment-net	230	317
Total assets	102,429	108,166
Current liabilities:
Accrued expenses	853	138
Other liabilities		15
Dividend payable		324
Total current liabilities	853	477
Total shareholders' equity	101,576	107,689
Total liabilities and shareholders' equity	$ 102,429	$ 108,166